Accrued Expenses (Details) - Schedule of accrued expenses - USD ($) $ in Thousands	Jul. 03, 2022	Jun. 27, 2021
Schedule Of Accrued Expenses Abstract
Compensation	$ 15,746	$ 13,577
Taxes and licenses	11,568	9,646
Customer deposits	10,728	7,114
Insurance	5,229	8,285
Deferred revenue	6,384	5,885
Utilities	4,185	3,399
Deferred rent	3,252	4,384
Professional fees	3,062	4,473
Interest	498	4,693
Other	2,202	2,194
Total accrued expenses	$ 62,854	$ 63,650